SCHEDULE OF FAIR ASSUMPTIONS OF AWARDS GRANTED (Details) - $ / shares			12 Months Ended
	Aug. 21, 2024	Jul. 29, 2023	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Expected Volatility, Minimum	26.65%
Expected Volatility, Maximum	42.32%
Expected Dividend Yield	0.00%
Exercise Price
Stock price at grant date	6.22
Weighted Average Fair Value	$ 5.75
2024 Equity Incentive Plan [Member]
Property, Plant and Equipment [Line Items]
Expected Volatility, Minimum			45.74%
Expected Volatility, Maximum			48.35%
Expected Dividend Yield			0.00%
Exercise Price			$ 1.94
Stock price at grant date			1.76
Weighted Average Fair Value			$ 0.56
Risk Free rate, Minimum			3.51%
Risk Free rate, Maximum			4.06%
2025 Equity Incentive Plan [Member]
Property, Plant and Equipment [Line Items]
Expected Volatility, Minimum			46.87%
Expected Dividend Yield			0.00%
Expected Time to Liquidity			9 years 10 months 20 days
Exercise Price			$ 1.94
Stock price at grant date			1.76
Weighted Average Fair Value			$ 0.89
Risk Free rate, Minimum			4.06%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected Time to Liquidity	10 days
Minimum [Member] | 2024 Equity Incentive Plan [Member]
Property, Plant and Equipment [Line Items]
Expected Time to Liquidity			3 years 6 months 29 days
Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected Time to Liquidity	2 years 10 days
Maximum [Member] | 2024 Equity Incentive Plan [Member]
Property, Plant and Equipment [Line Items]
Expected Time to Liquidity			9 years 10 months 20 days
Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Expected Volatility, Minimum		39.84%
Expected Volatility, Maximum		43.74%
Expected Dividend Yield		0.00%
Exercise Price
Stock price at grant date		6.55
Weighted Average Fair Value		$ 5.73
Seamless Group Inc [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected Time to Liquidity		11 months 1 day
Seamless Group Inc [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected Time to Liquidity		2 years 11 months 1 day